Business Combination and Goodwill	12 Months Ended
Mar. 31, 2026
Business Combination and Goodwill [Abstract]
BUSINESS COMBINATION AND GOODWILL

Note 13 — BUSINESS COMBINATION AND GOODWILL

On December 23, 2025, Raytech Innovation entered into an agreement for the sale and purchase of 100% of the issued share capital in Worry free with Ms. Wang Yafeng. The acquisition was completed on December 29, 2025, on which date the Company obtained control of Worry free. The total consideration of US$6,099,000 (equivalent to HKD47,449,610) comprised (i) US$4,099,000 (HKD31,889,810) settled by cheque or telegraphic transfer upon completion and (ii) US$2,000,000 settled by the issue of a promissory note bearing interest at 2% per annum and maturing two years from the date of issue (see Note 10).

The acquisition has been accounted for as a business combination using the acquisition method under ASC 805. During the year ended March 31, 2026, the Company finalized the purchase price allocation with the assistance of an independent valuation specialist, Greater China Appraisal Limited (valuation date December 29, 2025). The consideration transferred was measured at its acquisition-date fair value of US$5,924,000 (equivalent to HKD46,054,953), comprising the cash consideration of US$4,099,000 and the promissory note at its acquisition-date fair value of US$1,825,000, determined using a discounted cash flow approach at a market discount rate of 6.75% (see Note 1) . A customer relationship intangible asset of HKD2,800,000 was recognized, measured using the multi-period excess earnings method and amortized on a straight-line basis over its estimated useful life of three years, together with a related deferred tax liability of HKD462,000. No other separately identifiable intangible assets were identified.

Total consideration transferred: HKD46,054,953 (US$5,924,000); less: fair value of identifiable net assets acquired as of December 29, 2025: HKD2,266,244, comprising the customer relationship intangible asset of HKD2,800,000, accounts receivables of HKD18,735,250, prepayments of HKD729,831, deposits of HKD1,200,000, cash and cash equivalents of HKD4,207,093, accounts payable of HKD(22,966,500), accruals of HKD(107,250), tax payables of HKD(33,072), amounts due to directors of HKD(1,837,108) and a deferred tax liability of HKD(462,000), per the purchase price allocation report prepared by Greater China Appraisal Limited; goodwill arising on acquisition: HKD43,789,000 (US$5,585,332), being the amount recognized in the consolidated balance sheet per the purchase price allocation report (amounts per the report are rounded to the nearest thousand). Amortization of the customer relationship intangible asset of HKD235,251 was recognized within selling, general and administrative expenses for the period from December 29, 2025 to March 31, 2026, and the carrying amount of the intangible asset as of March 31, 2026 was HKD2,564,749. Estimated amortization expense for each of the years ending March 31, 2027, 2028 and 2029 is HKD933,333, HKD933,333 and HKD698,083, respectively. The measurement-period adjustments in respect of the purchase price allocation, comprising the recognition of the customer relationship intangible asset and the related deferred tax liability and the measurement of the promissory note at its acquisition-date fair value, were recognized in the consolidated financial statements as of and for the year ended March 31, 2026 in accordance with ASC 805-10-25.

For the period from December 29, 2025 to March 31, 2026, Worry free contributed revenue of HKD22,251,000 and net income of HKD5,770,245 to the Group. Supplemental pro forma revenue and earnings of the combined entity as if the acquisition had occurred on April 1, 2024 (ASC 805-10-50-2(h)) were furnished in the unaudited pro forma condensed combined financial information included in the Form 6-K filed on March 18, 2026.

The carrying amount of goodwill as of March 31, 2026 was HKD43,789,000 (US$5,585,332). No impairment loss was recognized for the year ended March 31, 2026, based on the quantitative impairment assessment described in Note 2.